Consolidated Statements of Comprehensive Income (Loss) (Parentheticals) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Statement of Comprehensive Income [Abstract]
Foreign currency translation adjustment, tax	$ 19	$ (8)	$ (73)
Pension liability adjustment, tax	(2)	10	27
Cash flow adjustment, tax	$ 2	$ 4	$ 5